Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Components of Consideration Paid	The following table illustrates each component of the consideration paid as part of the DuPont Crop Protection Business Acquisition:

(in Millions)	Amount
Cash purchase price, net	$1,225.6
Cash proceeds from working capital and other adjustments	(21.5)
Fair value of FMC Health and Nutrition sold to DuPont	1,968.6
Total purchase consideration	$3,172.7

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the consideration paid for the DuPont Crop Protection Business and the amounts of the assets acquired and liabilities assumed as of the acquisition date.

Purchase Price Allocation
(in Millions)
Trade receivables (1)	$45.8
Inventories (2)	379.7
Other current assets	51.3
Property, plant & equipment	424.7
Intangible assets:
Indefinite-lived brands	1,301.2
Customer relationships (3)	763.7
Goodwill (4)	974.7
Deferred tax assets	79.7
Other noncurrent assets	14.2
Total fair value of assets acquired	$4,035.0

Accounts payable, trade and other (1)	$32.9
Accrued and other current liabilities (5)	156.2
Accrued pension and other postretirement benefits, long-term	9.1
Environmental liabilities (6)	2.6
Deferred tax liabilities	196.0
Other long-term liabilities (5)	452.3
Total fair value of liabilities assumed	$849.1

Total consideration paid	$3,185.9
Less: Noncontrolling interest	(13.2)
Total consideration paid less noncontrolling interest	$3,172.7
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(1)
Represents the accounts receivable and accounts payable of the legal entity stock sales as part of the DuPont Crop Protection Acquisition. As part of the Transaction Agreement, these balances will be settled subsequent to the closing date through reimbursement between FMC and DuPont. The offsetting amounts due from and due to DuPont were recorded within Other current assets and Accrued and other current liabilities, respectively, as of December 31, 2017.

(2)
Fair value of finished goods inventory acquired included a step-up in the value of approximately $89.8 million, of which $69.6 million and $20.2 million was amortized during 2018 and 2017, respectively, and included in "Cost of sales and services" on the consolidated statements of income (loss).

(3)	The weighted average useful life of the acquired customer relationships is approximately 20 years.

(4)	Goodwill largely consists of expected cost synergies and economies of scale resulting from the business combination.

(5)	Includes the short-term and long-term portions of the unfavorable supply contract with Dupont recorded in Accrued and other current liabilities and Other long-term liabilities, respectively.

(6)
Represents both the short-term and long-term portion of the environmental obligations at certain sites of the acquired DuPont Crop Protection Business that is indemnified by DuPont as part of the Transaction Agreement. The indemnification asset was recorded within Other current assets and Other noncurrent assets.

Business Acquisition, Pro Forma Information
The following unaudited pro forma results of operations assume that the DuPont Crop Protection Business Acquisition occurred at the beginning of the periods presented. The pro forma amounts include certain adjustments, including interest expense on the borrowings used to complete the acquisition, depreciation and amortization expense and income taxes. The pro forma amounts below for the years ended December 31, 2017 and 2016 exclude acquisition-related charges. The pro forma results do not include adjustments related to cost savings or other synergies that are anticipated as a result of the acquisition. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been if the acquisitions had occurred as of January 1, 2016, nor are they indicative of future results of operations.

	Year Ended December 31,
(in Millions)	2018	2017	2016
Pro forma Revenue (1)	$4,285.3	$3,856.6	$3,714.1
Pro forma Diluted earnings per share from continuing operations	3.91	2.25	3.57

____________________
(1)
For the year ended December 31, 2018, pro forma results and actual results are the same.

Acquisition Costs	The following table summarizes the costs incurred associated with these activities.

	Year Ended December 31,
(in Millions)	2018	2017	2016
Transaction-related charges
Acquisition-related charges - DuPont Crop
Legal and professional fees (1)	$86.9	$130.2	$—
Inventory fair value amortization (2)	69.6	20.2	—
Acquisition-related charges - Cheminova (3)
Legal and professional fees (1)	—	—	23.4
Total transaction-related charges	$156.5	$150.4	$23.4
Restructuring charges
DuPont Crop restructuring	$108.3	$—	$—
Cheminova restructuring (3)	—	—	42.3
Total restructuring charges (4)	$108.3	$—	$42.3
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(1)
Represents transaction costs, costs for transitional employees, other acquired employees related costs, and transactional-related costs such as legal and professional third-party fees. These charges are recorded as a component of “Selling, general and administrative expense" on the consolidated statements of income (loss).

(2)	These charges are included in “Costs of sales and services” on the consolidated statements of income (loss).

(3)	Acquisition-related charges and restructuring charges to integrate Cheminova with FMC Agricultural Solutions were completed at the end of 2016.
(4)
See Note 8 for more information. These charges are recorded as a component of “Restructuring and other charges (income)” on the consolidated statements of income (loss).